Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of restricted stock units and restricted stocks activity
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Equity Plans during the year ended December 31, 2020:

	Year Ended December 31, 2020
	Number of time-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of time-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	1,504,194	2,486,136	$51.78	$51.53
Granted (a)	1,178,749	355,033	34.26	34.38
Vested (b)	(558,152)	(576,255)	45.06	50.54
Forfeited	(16,388)	(10,702)	46.74	37.88
Number at end of period	2,108,403	2,254,212	$43.81	$49.11

(a)Includes 990,802 shares of restricted stock granted under the AerCap Equity Plans, of which 669,362 shares of restricted stock were issued, with the remaining 321,440 ordinary shares being withheld and applied to pay the taxes involved. As part of the 321,440 ordinary shares withheld to pay for taxes, 155,015 ordinary shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $5.2 million on the grant dates associated with these ordinary shares.
(b)323,963 restricted stock units, which were previously granted under the AerCap Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 214,722 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 655,429 shares of restricted stock (471,334 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 155,015 ordinary shares were treated as granted and subsequently vested on the grant dates, as described in (a) above.
Schedule of expected share-based compensation expense assuming established performance criteria
The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2021	$50.5
2022	30.6
2023	10.5
2024	3.2
2025	0.6